PRINCIPAL ACCOUNTING POLICIES - Other income/ (expense) (Details) (Parenthetical) - Skysea - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2017
Loans and Leases Receivable Disclosure [Line Items]
Provision for the loan and receivable	¥ 236	¥ 536
Contingent Payables	367	¥ 367
Other income
Loans and Leases Receivable Disclosure [Line Items]
Recognized As Other Income	¥ 603